Operating Segments	Nov. 18, 2019
Segment Reporting [Abstract]
Operating Segments
Note 21. Operating Segments
The Companies are organized primarily on the basis of products and services sold in the U.S. A description of the operations included in the Companies’ primary operating segments is as follows:

Primary Operating Segment	Description of Operations	Dominion Energy	Virginia Power	Dominion Energy Gas
Power Delivery	Regulated electric distribution	X	X
	Regulated electric transmission	X	X
Power Generation	Regulated electric generation fleet	X	X
	Merchant electric generation fleet	X
Gas Infrastructure	Gas transmission and storage	X		X
	Gas distribution and storage	X
	Gas gathering and processing	X
	LNG terminalling and storage	X		X
	Nonregulated retail energy marketing	X
Southeast Energy	Regulated electric distribution	X
	Regulated electric transmission	X
	Regulated electric generation fleet	X
	Gas distribution and storage	X
	Nonregulated retail energy marketing	X

In addition to the operating segments above, the Companies also report a Corporate and Other segment.
Dominion Energy
The Corporate and Other Segment of Dominion Energy
includes its corporate, service company and other functions (including unallocated debt). In addition, Corporate and Other includes specific items attributable to Dominion Energy’s operating segments that are not included in profit measures evaluated by executive management in assessing the segments’ performance or in allocating resources.
In the three months ended March 31, 2019, Dominion Energy reported after-tax
net expenses of $1.6 billion for specific items in the Corporate and Other segment, with $1.4 billion of net expenses attributable to its operating segments. In the three months ended March 31, 2018, Dominion Energy reported after-tax
net expenses of $238 million for specific items in the Corporate and Other segment, with $218 million of net expenses attributable to its operating segments.

The net expense for specific items attributable to Dominion Energy’s operating segments in 2019 primarily related to the impact of the following items:
•	A $1.0 billion ($756 million after-tax) charge for refunds of amounts previously collected from retail electric customers of DESC for the NND Project, attributable to Southeast Energy;
•	A $369 million ($275 million after-tax) charge related to the early retirement of certain Virginia Power electric generation facilities, attributable to Power Generation; and
•	A $198 million tax charge for $264 million of income
tax-related
regulatory assets acquired in the SCANA Combination for which Dominion Energy committed to forgo recovery, attributable to Southeast Energy;
•	A $169 million ($127 million after-tax) charge for a settlement agreement of a DESC ratepayer class action lawsuit, attributable to Southeast Energy;
•	A $160 million ($119 million after-tax) charge related to Virginia Power’s planned early retirement of certain automated meter reading infrastructure, attributable to Power Delivery;
•	$106 million ($81 million after-tax) of merger and integration-related costs associated with the SCANA Combination, attributable to Southeast Energy; and
•	A $105 million ($79 million
after-tax)
charge for property, plant and equipment acquired in the SCANA Combination for which Dominion Energy committed to forgo recovery, attributable to Southeast Energy; partially offset by
•	A $253 million ($189 million after-tax) net gain related to investments in nuclear decommissioning trust funds, attributable to Power Generation; and
•	A $113 million ($84 million
after-tax)
benefit from the revision of future ash pond and landfill closure costs as a result of Virginia legislation enacted in March 2019, attributable to Power Generation.
The net expense for specific items attributable to Dominion Energy’s operating segments in 2018 primarily related to the impact of the following items:
•	A $215 million ($160 million
after-tax)
charge associated with Virginia legislation enacted in March 2018 that requires one-time
rate credits of certain amounts to utility customers, attributable to:
•	Power Generation ($109 million after-tax); and
•	Power Delivery ($51 million after-tax).
•	A $43 million ($32 million after-tax) loss on investments held in nuclear decommissioning trust funds, attributable to Power Generation.
The following table presents segment information pertaining to Dominion Energy’s operations:

	Power Delivery	Power Generation	Gas Infrastructure	Southeast Energy	Corporate and Other	Adjustments/ Eliminations	Consolidated Total
(millions)
Three Months Ended March 31, 2019
Total revenue from external customers	$598	$1,745	$1,373	$1,182	$(1,040)	$—	$3,858
Intersegment revenue	6	4	26	—	184	(220)	—

Total operating revenue	604	1,749	1,399	1,182	(856)	(220)	3,858
Net income (loss) attributable to Dominion Energy	155	308	359	132	(1,634)	—	(680)

Three Months Ended March 31, 2018
Total revenue from external customers	$563	$1,860	$1,222		$(207)	$28	$3,466
Intersegment revenue	6	2	6		175	(189)	—

Total operating revenue	569	1,862	1,228		(32)	(161)	3,466
Net income (loss) attributable to Dominion Energy	156	348	327		(328)	—	503

Intersegment sales and transfers for Dominion Energy are based on contractual arrangements and may result in intersegment profit or loss that is eliminated in consolidation.
Virginia Power
The Corporate and Other Segment of Virginia Power
primarily includes specific items attributable to its operating segments that are not included in profit measures evaluated by executive management in assessing the segments’ performance or in allocating resources.
In the three months ended March 31, 2019, Virginia Power reported after-tax
net expenses of $344 million for specific items in the Corporate and Other segment, with $324 million of net expenses attributable to its operating segments. In the three months ended March 31, 2018, Virginia Power reported after-tax
net expenses of $197 million for specific items in the Corporate and Other segment, with $189 million of net expenses attributable to its operating segments.
The net expense for specific items attributable to Virginia Power’s operating segments in 2019 primarily related to the impact of the following items:
•	A $369 million ($275 million after-tax) charge related to the early retirement of certain electric generation facilities, attributable to Power Generation;
•	A $160 million ($119 million after-tax) charge related to the planned early retirement of certain automated meter reading infrastructure, attributable to Power Delivery; and
•	A $29 million ($22 million after-tax) charge related to a portion of rate adjustment clauses for excess deferred taxes which are probable of being returned to customers, attributable to:
•	Power Generation ($19 million after-tax); and
•	Power Delivery ($3 million after-tax), partially offset by
•	A $113 million ($84 million
after-tax)
benefit from the revision of future ash pond and landfill closure costs as a result of Virginia legislation enacted in March 2019, attributable to Power Generation.
The net expense for specific items attributable to Virginia Power’s operating segments in 2018 primarily related to the impact of the following items:

•	A $215 million ($160 million after-tax) charge associated with Virginia legislation enacted in March 2018 that requires one-time rate credits of certain amounts to utility customers, attributable to:
•	Power Generation ($109 million after-tax); and
•	Power Delivery ($51 million after-tax).
•	A $31 million ($23 million after-tax) charge for storm damage and service restoration costs associated with Winter Storm Riley affecting its Virginia service territory, attributable to Power Delivery.
The following table presents segment information pertaining to Virginia Power’s operations:

	Power Delivery	Power Generation	Corporate and Other	Consolidated Total
(millions)
Three Months Ended March 31, 2019
Operating revenue	$598	$1,396	$(29)	$1,965
Net income (loss)	154	204	(338)	20

Three Months Ended March 31, 2018
Operating revenue	$563	$1,400	$(215)	$1,748
Net income (loss)	154	222	(192)	184

Dominion Energy Gas
The Corporate and Other Segment of Dominion Energy Gas
primarily includes specific items attributable to Dominion Energy Gas’ operating segment that are not included in profit measures evaluated by executive management in assessing the segment’s performance or in allocating resources and the effect of certain items recorded at Dominion Energy Gas as a result of Dominion Energy’s basis in the net assets contributed.

In addition, Corporate and Other includes the net impact of discontinued operations, which are discussed in Note 3.
In both the three months ended March 31, 2019 and 2018, Dominion Energy Gas reported an immaterial amount of specific items in the Corporate and Other segment.
The following table presents segment information pertaining to Dominion Energy Gas’ operations:

	Gas Infrastructure	Corporate and Other	Consolidated Total
(millions)
Three Months Ended March 31, 2019
Operating revenue	$566	$—	$566
Net income from discontinued operations	—	54	54
Net income attributable to Dominion Energy Gas	138	52	190

Three Months Ended March 31, 2018
Operating revenue	$389	$—	$389
Net income from discontinued operations	—	56	56
Net income attributable to Dominion Energy Gas	123	57	180